SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	$ 40,180	$ 35,009
Additions	25,288	5,171
Intangible assets, cost, ending balance	65,468	40,180
Accumulated amortization, beginning balance	10,319	3,501
Amortization	8,500	6,818
Accumulated amortization, ending balance	18,819	10,319
Intangible assets, net	46,649	29,861
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	40,177	35,006
Additions	25,288	5,171
Intangible assets, cost, ending balance	65,465	40,177
Accumulated amortization, beginning balance	10,319	3,501
Amortization	8,500	6,818
Accumulated amortization, ending balance	18,819	10,319
Intangible assets, net	46,646	29,858
HealthTab [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	1	1
Corozon [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	1	1
Emerald [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	$ 1	$ 1